PROVISION FOR CLOSURE AND RECLAMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROVISION FOR CLOSURE AND RECLAMATION
Risk-free Interest Rate	1.68%	1.14%	1.72%
Risk Premium	8.55%	8.66%	7.00%
Total Undiscounted Amount Of Estimated Cash Flows	$ 14,294,000	$ 4,951,000	$ 444,000
Estimated Obligations Term	over the next 20 years